Organization and Nature of Operations	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
1. ORGANIZATION AND NATURE OF OPERATIONS
Description of Business
Full Truck Alliance Co. Ltd. (the “Company”) was incorporated under the laws of the Cayman Islands on December 27, 2017. The Company through its wholly-owned subsidiaries and variable interest entities (“VIEs” and VIE’s subsidiaries) (collectively, the “Group”) primarily provides comprehensive services for shippers and truckers through its mobile and website platforms. The Group’s principal operations and geographic markets are in the People’s Republic of China (“PRC”).
As of December 31, 2022, the Company’s major subsidiaries and consolidated VIEs are as follows:

Name of Company	Place of incorporation	Date of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries

Full Truck Alliance (HK) Limited (“FTA HK”)	Hong Kong	January 7, 2016	100%	Investment holding

Lucky Logistics Information Limited (“Lucky Logistics”)	Hong Kong	April 8, 2014	100%	Investment holding

FTA Information Technology Co., Ltd. (“FTA Information”, “WOFE”) (formerly known as FTA Information Consulting Co., Ltd)	PRC	April 20, 2016	100%	Technology development and other services

Jiangsu Manyun Logistics Information Co., Limited (“Jiangsu Manyun”, “WOFE”)	PRC	August 29, 2014	100%	Technology development and other services

Yixing Manxian Information Technology Co., Ltd (“Yixing Manxian” , “WOFE”)	PRC	May 24, 2022	65.4%	Investment holding

Guiyang Huochebang Technology Co., Limited (“Guiyang Huochebang”)	PRC	March 11, 2014	100%	Value-added services

Guizhou Huochebang Micro-finance Co., Ltd. (“Huochebang Microfinance”)	PRC	December 20, 2016	100%	Credit solution services

Chengdu Yunli Technology Co., Ltd. (“Chengdu Yunli”)	PRC	January 21, 2011	100%	Credit solution services

Guizhou FTA Logistics Technology Co., Ltd. (“Guizhou FTA”)	PRC	January 14, 2021	100%	Research and development

Name of Company	Place of incorporation	Date of incorporation	Percentage of direct or indirect economic ownership	Principal activities
VIEs

Guiyang Shan’en Technology Co., Ltd. (“Shan’en Technology”)	PRC	September 19, 2016	100%	Freight matching services

Jiangsu Manyun Software Technology Co. Ltd. (“Manyun Software”)	PRC	October 20, 2016	100%	Freight matching services and value added services

Nanjing Manyun Cold Chain Technology Co., Ltd (“Manyun Cold Chain”)	PRC	March 9, 2021	65.4%	Freight matching services

VIEs’ subsidiaries

Guiyang Shan’en Insurance Brokerage Co., Ltd (“Shan’en Insurance”)	PRC	May 9, 2017	100%	Insurance services

Tianjin Manyun Software Technology Co., Ltd (“Tianjin Manyun”)	PRC	November 8, 2018	100%	Freight matching services

Gui’an New District FTA Logistics Technology Co., Ltd (“Gui’an Logistics”)	PRC	November 24, 2021	100%	Freight matching services